Note 14 - Investments in Financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Details of financial assets [text block]
	December 31,	December 31,
	2025	2024
BTC funds	$186,067	$35,365
Grayscale CoinDesk Crypto 5 ETF	93,184	—
CoinDesk 20	87,802	40,598
Other digital assets funds	12,408	10,110
Other Investments in financial assets	24,683	100
Total Investments in financial assets	$404,144	$86,173